Income Taxes (Details)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Statutory income tax rate		20.00%
Effective tax rate percentage		(16.40%)	25.70%
Taiwan [Member]
Income Taxes [Line Items]
Percentage of effective income tax rate		23.45%
Statutory income tax rate		20.00%
Percentage of undistributed earnings tax		5.00%
United States [Member]
Income Taxes [Line Items]
Statutory income tax rate		21.00%
State corporate income tax rate percentage		10.50%
California [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage		9.93%
Colorado [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage		4.55%
Arizona [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage		4.90%
Japan [Member]
Income Taxes [Line Items]
State corporate income tax rate percentage		23.20%
Forecast [Member] | United States [Member]
Income Taxes [Line Items]
Effective tax rate percentage	13.125%